FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	$ (39)	$ 60
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Accounts receivable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	94	215
Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	(133)	(155)
Level 1
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	(33)	20
Level 1 | Accounts receivable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	33	63
Level 1 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	(66)	(43)
Level 2
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	(6)	40
Level 2 | Accounts receivable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	61	152
Level 2 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	$ (67)	$ (112)